Ordinary shares (Details)	1 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2020 shares	May 31, 2020 shares	May 31, 2019 shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2016 shares	May 31, 2014 shares	Mar. 31, 2014 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00002	$ 0.00002
RSUs and share options
Ordinary shares
Ordinary shares reserved for issuance									124,045,978	139,186,246
Ordinary shares | Huang River Investment Limited | Transaction with Tencent
Ordinary shares
Shares Issued								351,678,637
Class A ordinary shares | IPO
Ordinary shares
Shares Issued							166,120,400
Class A ordinary shares | Huang River Investment Limited
Ordinary shares
Shares Issued	1,914,998		2,938,584	8,127,302
Class A ordinary shares | Huang River Investment Limited | Private Placement
Ordinary shares
Shares Issued							139,493,960
Class A ordinary shares | Newheight Holdings Ltd | Transaction with Walmart
Ordinary shares
Shares Issued						144,952,250
Class A ordinary shares | Google LLC
Ordinary shares
Shares Issued					27,106,948
Consideration received after deducting financing charges | ¥					¥ 3,531,870,000
Class A ordinary shares | HKSE
Ordinary shares
Shares Issued		152,912,100